Annual Report



                       SMALL-CAP
                       VALUE FUND

                       -----------------
                       DECEMBER 31, 1997
                       -----------------



[LOGO OF T. ROWE PRICE APPEARS HERE]

REPORT HIGHLIGHTS

Small-Cap Value Fund

 . Recovering from the October sell-off that was triggered by a Far East currency crisis, U.S. stocks rose strongly for the third straight year.

 . The fund's returns of 14.98% and 27.92% for the 6- and 12-month periods, respectively, exceeded the Russell 2000 Index and also the Lipper Small Cap Fund Index for both periods.

 . New positions spanned a variety of industries, from mobile telecommunications to building products distribution. Our major sale, Suiza Foods, reflected its expansion beyond the fund's market-cap guidelines.

 . This could be a tough year for the U.S. stock market, but we will be alert for value opportunities.

FELLOW SHAREHOLDERS


The stock market's remarkable surge continued apace during the second half of 1997, with every major market index hitting multiple record highs. Most of the gains occurred during the summer and early fall before turmoil in Asian stock markets began to undermine investor confidence.


     The Small-Cap Value Fund rose 14.98% for the period, well ahead of the broad market as represented by the unmanaged Standard & Poor's 500 Stock Index, the small-cap Russell 2000 Index, and also the Lipper Small Cap Fund Index of the 30 largest small-cap mutual funds. For all of 1997, the S&P 500 enjoyed one of its finest years ever, rising over 33%. Small-cap stocks scored strong gains but were unable to keep up with the S&P 500's blistering pace.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
  Periods Ended 12/31/97       6 Months       12 Months
--------------------------------------------------------------------------------

  Small-Cap Value Fund           14.98%         27.92%
  S&P 500                        10.58          33.36
  Russell 2000 Index             11.04          22.36
  Lipper Small Cap Fund Index     8.50          15.05


MARKET ENVIRONMENT

     The stock market's superb performance throughout the year reflected positive developments for two key variables that investors watch: interest rates and corporate profits. Long-term bond rates fell approximately 80 basis points, a major positive move (100 basis points equal one percentage point). Corporate profits, which had risen steadily throughout the decade, continued to grow in 1997, although at a slower pace. The favorable climate for interest rates was especially pronounced after April and played a major role in the stock market's good performance during the second half of the year.

     Small-cap stocks got off to a poor start during the first quarter, rebounded during the spring and summer, and then gave ground during the fourth quarter. The value sector in which we concentrate did relatively well for the year; in fact, indices of small-cap value stocks showed gains nearly double those of small growth stocks. The reasons for this are unclear, although the volatile technology sector did relatively poorly in 1997, clearly hurting growth stock results.

THE "ASIAN CONTAGION" - HOW EXPOSED ARE WE?

  Turmoil in Asian stock markets and economics has had a direct, if somewhat muted, effect on the U.S. market over the past several months. But while Asian economies are likely to slow -- and some may slip into recession in 1998 -- the real impact on U.S. companies will be exacerbated by the precipitous declines of several foreign currencies relative to the dollar. U.S. multinationals will probably experience sharply lower overseas profits even if the physical volume of goods and services they sell in Asia stays the same.

We know that stock prices reflect expectations about earnings and dividends. If the problems of Asia are going to hurt corporate earnings, they will probably also hurt the stock prices of companies most directly affected.

Given this scenario, how exposed is the Small-Cap Value Fund to the "Asian Contagion"?

The simple answer is "relatively little." Small companies generally concentrate on their local market as long as they can continue to meet their growth goals. Expanding overseas presents a new set of risks and challenges that companies do not take on cavalierly. Most of the companies in our fund are not seeking overseas business and, therefore, are not directly affected by a drop in the value of the Thai baht or a recession in Malaysia.

Let's look at the fund's top five holdings:

 . Electro Rent leases and rents electronic equipment in the U.S. and Canada. The company has a little business in Europe but no offices, and a 15% interest in a small Japanese rental company.
  Exposure to Asia: Negligible.

 . Community First Bankshares is an expanding network of community banks based in Fargo, North Dakota. All loans are to local consumers and businesses.
  Exposure to Asia: None.

 . McGrath RentCorp rents and sells primarily relocatable modular offices and classrooms from offices in California and Texas. Essentially all of their customers are in these two states.
  Exposure to Asia: None.

 . Allied Capital is a lender to small businesses in the United States. The company has no offices outside the U.S. and concentrates its loans to consumer and service companies.
  Exposure to Asia: None.

 . Silicon Valley Bancshares has developed a position as the banker of choice for the venture capital community and the companies it finances. The bank does not lend outside the U.S., nor does it have foreign offices. Some of its high-tech customers sell to Asia and will be affected by a slowdown there.
  Exposure to Asia: Negligible.

Certainly, there are companies in the portfolio with sales directly to Asian consumers, but their weighting is slight. If the fund is affected by problems in Asia, it is likely to be from a drop in the overall U.S. stock market that hurts all stocks, not just those with direct Asian exposure.

PORTFOLIO ACTIVITY

     The major portfolio changes table that follows this letter shows the 10 largest purchases and sales during the past six months. The eight new names in the portfolio span a variety of industries, including mobile telecommunications (Commnet Cellular), real estate investment trusts (Meridian Industrial Trust and First Washington Realty), medical devices (Minntech), trucking (Landstar Systems), and building products distribution (Cameron Ashley).

     Cameron Ashley provides a good example of our investment process. Through acquisitions, the company has built a powerful regional network of building products distribution centers. While solidly profitable, Cameron Ashley's results tend to reflect volatile commodity prices and, therefore, are relatively unpredictable. The stock fell almost 30% below the year's high after disappointing results were reported for the October fiscal quarter. A long meeting with management convinced us that tighter controls over costs are planned for 1998, and as a consequence a boost in earnings is likely. The stock was at its lowest valuation to sales in four years and had a credible catalyst to realize value. We were able to buy a large block at a discount price in a well-managed company temporarily out of favor. This is the essence of disciplined value investing.

     The largest sale, Suiza Foods, deserves a comment. We bought Suiza in a private placement of stock in July 1996. The company, a rapidly growing consolidator of regional dairies, did everything that we expected -- and more. Sales and earnings grew substantially; management effectively told their story to new investors and Wall Street analysts alike; and the stock responded in kind, tripling over an 18-month period. However, a proposed merger with Morningstar Foods meant that Suiza's market capitalization would exceed $1 billion, the level at which we begin to sell stocks no longer considered "small-cap." CEO Gregg Engles has built a superb company and should see continued success in the future. Our thanks to Gregg and his team for helping us make about $20 million in profit on our investment in Suiza.

OUTLOOK

     In our opinion, 1998 will prove to be a tough year for our stock market. Problems in Asia will cause a marked slowdown in corporate profit growth, with a consequent impact on stock prices. Volatility of stock prices may rise as uncertainty rises. We hold close to 10% of the fund in cash reserves, looking for opportunities to invest in conservatively managed companies whose stocks are out of favor. If the market pulls back, we intend to put the cash to work; in the meantime, we are maintaining a conservative posture.



     Respectfully submitted,

     Preston G. Athey
     President and Chairman of the Investment Advisory
     Committee

     January 19, 1998

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                                   Percent of
                                                                   Net Assets
                                                                     12/31/97
--------------------------------------------------------------------------------
Electro Rent                                                             1.8%
 ................................................................................
Community First Bankshares                                               1.5
 ................................................................................
McGrath RentCorp                                                         1.5
 ................................................................................
Allied Capital                                                           1.5
 ................................................................................
Silicon Valley Bancshares                                                1.5
--------------------------------------------------------------------------------

Poe & Brown                                                              1.4
 ................................................................................
Analogic                                                                 1.3
 ................................................................................
CORT Business                                                            1.2
 ................................................................................
Commercial Federal                                                       1.2
 ................................................................................
CSS Industries                                                           1.1
--------------------------------------------------------------------------------

Puerto Rican Cement                                                      1.1
 ................................................................................
PXRE                                                                     1.1
 ................................................................................
Furon                                                                    1.1
 ................................................................................
Analysts International                                                   1.1
 ................................................................................
UICI                                                                     1.1
--------------------------------------------------------------------------------

Hancock Fabrics                                                          1.0
 ................................................................................
Holophane                                                                1.0
 ................................................................................
First Republic Bank                                                      1.0
 ................................................................................
Post Properties                                                          0.9
 ................................................................................
Landauer                                                                 0.9
--------------------------------------------------------------------------------

Sun Communities                                                          0.9
 ................................................................................
Grey Advertising                                                         0.8
 ................................................................................
Consolidated Products                                                    0.8
 ................................................................................
Giant Cement                                                             0.8
 ................................................................................
Saga Communications                                                      0.8
--------------------------------------------------------------------------------

Total                                                                   28.4%

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------


MAJOR PORTFOLIO CHANGES
(Listed in descending order of size)



6 Months Ended 12/31/97

Ten Largest Purchases                        Ten Largest Sales
--------------------------------------------------------------------------------

Commnet Cellular *                           Suiza Foods **
 ......................................       ...................................
Layne Christensen *                          DH Technology **
 ......................................       ...................................
Landstar Systems *                           Greenfield Industries **
 ......................................       ...................................
Meridian Industrial Trust *                  Versa Technologies **
 ......................................       ...................................
Greenfield Industries *                      Systems & Computer Technology
 ......................................       ...................................
First Washington Realty Trust *              Quick & Reilly
 ......................................       ...................................
Minntech *                                   Offshore Logistics
 ......................................       ...................................
Insituform Technologies                      FIserv **
 ......................................       ...................................
Strattec Security                            Financial Security Assurance
 ......................................       ...................................
Cameron Ashley *                             Sphere Drake Holdings **
 ......................................       ...................................


   *Position added
  **Position eliminated

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

----------------------
PERFORMANCE COMPARSION
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.




SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


                           [LINE GRAPH APPEARS HERE]


------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.



                                                            Since   Inception
Periods Ended 12/31/97        1 Year  3 Years  5 Years  Inception        Date
--------------------------------------------------------------------------------

Small-Cap Value Fund          27.92%   27.25%   20.17%     15.99%     6/30/88
 ................................................................................

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

T. ROWE PRICE SMALL-CAP VALUE FUND
-------------------------------------------------------------------------------

--------------------
FINANCIAL HIGHLIGHTS            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                       Year
                                      Ended
                                   12/31/97  12/31/96  12/31/95   12/31/94  12/31/93
NET ASSET VALUE
Beginning of period                $  19.56  $  16.53  $  13.40   $  14.68  $  12.28
                                   ...................................................

Investment activities
   Net investment income               0.21      0.22      0.18       0.13      0.12
   Net realized and
   unrealized gain (loss)              5.22      3.84      3.74      (0.35)     2.73
                                   ...................................................

   Total from
   investment activities               5.43      4.06      3.92      (0.22)     2.85
                                   ...................................................

 Distributions
   Net investment income              (0.20)    (0.23)    (0.18)     (0.14)    (0.10)
   Net realized gain                  (1.39)    (0.80)    (0.61)     (0.92)    (0.35)
                                   ...................................................

   Total distributions                (1.59)    (1.03)    (0.79)     (1.06)    (0.45)
                                   ...................................................

 NET ASSET VALUE
                                   ---------------------------------------------------
 End of period                     $  23.40  $  19.56  $  16.53   $  13.40  $  14.68
                                   ---------------------------------------------------


Ratios/Supplemental Data

  Total return                        27.92%    24.61%    29.29%     (1.38)%   23.30%
 ......................................................................................
  Ratio of expenses to
  average net assets                   0.87%     0.94%     0.98%      0.97%     1.05%
 ......................................................................................
  Ratio of net investment
  income to average
  net assets                           1.01%     1.28%     1.59%      0.93%     0.91%
 ......................................................................................
  Portfolio turnover rate              14.6%     15.2%     18.1%      21.4%     11.8%
 ......................................................................................
  Average commission
  rate paid                        $  0.0305 $  0.0296         -          -         -
 ......................................................................................
  Net assets, end of period
  (in millions)                    $   2,088 $   1,410 $     936  $     408 $     452
 ......................................................................................



The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                             December 31, 1997


------------------------
PORTFOLIO OF INVESTMENTS                        Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands
COMMON STOCKS  87.5%

FINANCIAL  14.0%

Bank and Trust  6.6%
Columbia Bancorp                                    65,000       $       2,236
 ................................................................................
Commercial Federal                                 700,000              24,894
 ................................................................................
Community First Bankshares                         600,000              32,175
 ................................................................................
First Bell Bancorp +                               550,000              10,553
 ................................................................................
First National Bank of Anchorage                     5,000              12,300
 ................................................................................
First Republic Bank *+                             639,400              20,421
 ................................................................................
Glacier Bancorp                                    205,300               5,043
 ................................................................................
Silicon Valley Bancshares *+                       545,000              30,452
 ................................................................................
                                                                       138,074
                                                                 ...............
Insurance  6.0%
Financial Security Assurance                        75,000               3,619
 ................................................................................
Markel *                                            68,800              10,741
 ................................................................................
Medical Assurance *                                522,640              14,699
 ................................................................................
NYMAGIC                                            500,000              13,781
 ................................................................................
Poe & Brown +                                      652,900              29,136
 ................................................................................
Presidential Life                                  400,000               8,175
 ................................................................................
PXRE +                                             700,000              23,231
 ................................................................................
UICI *                                             640,000              22,440
 ................................................................................
                                                                       125,822
                                                                 ...............
Financial Services  1.4%
Delta Financial *                                  475,000               6,353
 ................................................................................
Medallion Financial                                280,000               6,090
 ................................................................................
Quick & Reilly                                      50,000               2,150
 ................................................................................
Sirrom Capital                                     250,000              13,094
 ................................................................................
                                                                        27,687
                                                                 ...............
Total Financial                                                        291,583
                                                                 ...............

UTILITIES  0.1%

Telephone  0.1%
Rural Cellular (Class A) *                         208,500               2,724
 ................................................................................
Total Utilities                                                          2,724
                                                                 ...............

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands
CONSUMER NONDURABLES  9.4%

Beverages  0.1%
Chalone Wine Group *                               170,400       $       1,981
 ................................................................................
Chalone Wine Group, Warrants, 7/19/98 *            142,857                 495
 ................................................................................
                                                                         2,476
                                                                 ...............
Food Processing  0.6%
CTB International *                                325,000               4,692
 ................................................................................
Sylvan *+                                          530,000               7,453
 ................................................................................
                                                                        12,145
                                                                 ...............
Hospital Supplies/Hospital Management  2.6%
Allied Healthcare Products *+                      526,000               4,126
 ................................................................................
Intelligent Medical Imaging *+                     950,000               3,384
 ................................................................................
Landauer +                                         650,200              18,206
 ................................................................................
Lunar *                                            200,000               4,087
 ................................................................................
Minntech +                                         645,000               8,103
 ................................................................................
Optical Coating Laboratory                         240,000               3,285
 ................................................................................
Owens & Minor                                      600,000               8,700
 ................................................................................
Safeguard Health *+                                400,000               5,450
 ................................................................................
                                                                        55,341
                                                                 ...............
Pharmaceuticals  0.8%
Bone Care International *+                         650,000               6,602
 ................................................................................
COR Therapeutics *                                 200,000               4,512
 ................................................................................
Immulogic Pharmaceuticals *                        200,000                 378
 ................................................................................
Quidel *+                                        1,200,000               4,313
 ................................................................................
                                                                        15,805
                                                                 ...............
Biotechnology  0.4%
Cell Genesys *                                   1,075,000               9,104
 ................................................................................
                                                                         9,104
                                                                 ...............
Health Care Services  0.3%
Harborside Healthcare *                             77,100               1,523
 ................................................................................
Henry Schein *                                     128,625               4,518
 ................................................................................
                                                                         6,041
                                                                 ...............
Miscellaneous Consumer Products  4.6%
American Safety Razor *+                           635,000              12,581
 ................................................................................
Applied Extrusion Technologies *+                  850,000               5,684
 ................................................................................
Boston Acoustics +                                 210,000               5,552
 ................................................................................
BWAY *+                                            750,000              17,156
 ................................................................................
Chic by H.I.S. *+                                  600,000               4,388
 ................................................................................
Culp                                               550,000              11,000
 ................................................................................

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

Fab Industries +                                   325,000       $      10,116
 ................................................................................
Home Products International *+                     402,500               4,679
 ................................................................................
Horace Small Apparel ADR *                         175,000               1,006
 ................................................................................
Martin Industries                                  400,000               2,175
 ................................................................................
QuikSilver *                                        86,400               2,489
 ................................................................................
Rival +                                            950,000              12,766
 ................................................................................
Superior Surgical Mfg. +                           401,000               6,416
 ................................................................................
                                                                        96,008
                                                                 ...............
Total Consumer Nondurables                                             196,920
                                                                 ...............

CONSUMER SERVICES  10.6%

Restaurants  1.7%
Consolidated Products *+                         1,069,500              17,513
 ................................................................................
Fresh Choice *+                                    540,000               1,772
 ................................................................................
Rare Hospitality International *                   345,000               3,127
 ................................................................................
Ruby Tuesday *                                     350,000               9,012
 ................................................................................
Uno Restaurant *+                                  550,000               3,781
 ................................................................................
                                                                        35,205
                                                                 ...............
General Merchandisers  0.3%
Fred's (Class A)                                   312,500               6,250
 ................................................................................
                                                                         6,250
                                                                 ...............
Specialty Merchandisers  4.8%
Building Materials Holding *                       425,000               4,489
 ................................................................................
Compucom Systems *                                 800,000               6,700
 ................................................................................
CSS Industries *+                                  750,000              23,906
 ................................................................................
Dan River *                                        300,000               4,931
 ................................................................................
Designs *                                          200,000                 597
 ................................................................................
Fabri-Centers of America (Class B) *               600,000              12,413
 ................................................................................
Genovese Drug Stores (Class A)                     328,493               5,626
 ................................................................................
Hancock Fabrics +                                1,500,000              21,750
 ................................................................................
Haverty Furniture +                                450,000               6,131
 ................................................................................
S & K Famous Brands *+                             425,000               5,684
 ................................................................................
Stein Mart *                                       300,000               8,006
 ................................................................................
                                                                       100,233
                                                                 ...............
Entertainment and Leisure  1.3%
Carmike Cinemas (Class A) *                        254,400               7,298
 ................................................................................
North Face *                                       200,000               4,407
 ................................................................................
Seattle Filmworks *+                             1,425,000              15,942
 ................................................................................
                                                                        27,647
                                                                 ...............


11
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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

Media and Communications  2.5%
Commnet Cellular *                                 400,000       $      14,275
 ................................................................................
Courier +                                          130,000               3,575
 ................................................................................
Grey Advertising                                    51,865              17,556
 ................................................................................
Saga Communications (Class A) *                    820,312              17,432
 ................................................................................
                                                                        52,838
                                                                 ...............
Total Consumer Services                                                222,173
                                                                 ...............

CONSUMER CYCLICALS  9.4%

Automobiles and Related  1.9%
Littelfuse *                                        90,000               2,213
 ................................................................................
Myers Industries                                   330,000               5,631
 ................................................................................
R & B *                                            387,000               3,773
 ................................................................................
Republic Automotive Parts *+ ++                     25,500                 347
 ................................................................................
Republic Automotive Parts *+                       275,000               3,936
 ................................................................................
Strattec Security *                                268,000               7,035
 ................................................................................
TBC *+                                           1,650,000              15,830
 ................................................................................
                                                                        38,765
                                                                 ...............
Building and Real Estate  6.1%
Apartment Investment & Management, REIT            134,000               4,925
 ................................................................................
First Washington Realty Trust, REIT                320,100               8,803
 ................................................................................
Glenborough Realty Trust, REIT                     500,000              14,812
 ................................................................................
Innkeepers USA, REIT                               850,000              13,175
 ................................................................................
Meridian Industrial Trust, REIT                    325,000               8,288
 ................................................................................
National Health Investors, REIT                    300,000              12,562
 ................................................................................
Pacific Gulf Properties, REIT                      550,000              13,062
 ................................................................................
Post Properties, REIT                              450,000              18,281
 ................................................................................
Skyline, REIT                                      335,600               9,229
 ................................................................................
Sun Communities, REIT                              500,000              17,969
 ................................................................................
United Dominion Realty Trust, REIT                 500,000               6,969
 ................................................................................
                                                                       128,075
                                                                 ...............
Miscellaneous Consumer Durables  1.4%
Chromcraft Revington *+                            500,000              16,000
 ................................................................................
Ellett Brothers +                                  300,000               1,711
 ................................................................................
Juno Lighting                                      350,000               6,234
 ................................................................................
Stanley Furniture *                                175,000               4,955
 ................................................................................
                                                                        28,900
                                                                 ...............
Total Consumer Cyclicals                                               195,740
                                                                 ...............


12
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--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

TECHNOLOGY  6.0%

Electronic Components  2.9%
Analogic +                                         709,000       $      26,765
 ................................................................................
Badger Meter                                       100,000               4,075
 ................................................................................
PCD *+                                             300,000               7,088
 ................................................................................
Pioneer-Standard Electronics                       217,100               3,351
 ................................................................................
Planar Systems *+                                  560,000               5,775
 ................................................................................
Special Devices *+                                 450,000              13,162
 ................................................................................
                                                                        60,216
                                                                 ...............
Electronic Systems  0.2%
CEM *+                                             325,000               3,565
 ................................................................................
                                                                         3,565
                                                                 ...............
Telecommunications Equipment  0.3%
Mosaix *                                           650,000               5,687
 ................................................................................
Syntellect *+                                      700,000               1,291
 ................................................................................
                                                                         6,978
                                                                 ...............
Aerospace and Defense  2.6%
COMARCO *+                                         352,500               7,733
 ................................................................................
DONCASTERS ADR *                                   100,000               2,112
 ................................................................................
Nichols Research *                                 465,000              11,451
 ................................................................................
Raven Industries +                                 380,000               8,241
 ................................................................................
Tech-Sym *                                         200,000               5,087
 ................................................................................
TransTechnology                                    239,100               6,770
 ................................................................................
Woodward Governor                                  375,000              12,258
 ................................................................................
                                                                        53,652
                                                                 ...............
Total Technology                                                       124,411
                                                                 ...............

CAPITAL EQUIPMENT  3.2%

Electrical Equipment  1.6%
Holophane *+                                       813,000              20,427
 ................................................................................
LSI Industries                                     324,500               5,800
 ................................................................................
Thomas Industries                                  375,000               7,406
 ................................................................................
                                                                        33,633
                                                                 ...............
Other Capital Equipment  0.3%
Omniquip International                             300,000               6,010
 ................................................................................
                                                                         6,010
                                                                 ...............
Machinery  1.3%
Alamo Group +                                      650,000              14,097
 ................................................................................

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--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

Farrel +                                           465,500       $       2,284
 ................................................................................
K-Tron *+                                          250,000               4,359
 ................................................................................
Scotsman Industries                                300,000               7,331
 ................................................................................
                                                                        28,071
                                                                 ...............
Total Capital Equipment                                                 67,714
                                                                 ...............

BUSINESS SERVICES AND
TRANSPORTATION  18.2%

Computer Service and Software  1.8%
Analysts International                             650,000              22,587
 ................................................................................
State of the Art *                                 370,000               6,036
 ................................................................................
Systems & Computer Technology *                     75,000               3,736
 ................................................................................
VMARK Software *+                                  650,000               5,078
 ................................................................................
                                                                        37,437
                                                                 ...............
Distribution Services  1.6%
Allou Health & Beauty *                            450,000               3,319
 ................................................................................
JP Foodservice *                                   172,500               6,372
 ................................................................................
Richardson Electronics +                           700,000               7,875
 ................................................................................
Valley National Gases *+                           650,000               7,089
 ................................................................................
VWR Scientific Products *                          287,000               8,215
 ................................................................................
                                                                        32,870
                                                                 ...............
Environmental  1.3%
BHA Group (Class A) +                              550,000              10,519
 ................................................................................
EMCON *+                                           600,000               3,038
 ................................................................................
Fluor Daniel / GTI *                               148,851               1,414
 ................................................................................
International Technology *+                        850,000               6,375
 ................................................................................
TRC *                                              325,000               1,381
 ................................................................................
Waterlink *                                        311,900               5,146
 ................................................................................
                                                                        27,873
                                                                 ...............
Transportation Services  2.4%
Builders Transport *+                              445,000                 723
 ................................................................................
Frozen Food Express                                600,000               5,438
 ................................................................................
International Shipholding +                        664,000              11,454
 ................................................................................
Landstar Systems *                                 400,000              10,550
 ................................................................................
M.S. Carriers *                                    200,000               4,925
 ................................................................................
Midwest Express Holdings *                         199,350               7,737
 ................................................................................
Transport Corp. of America *+                      575,000               9,200
 ................................................................................
                                                                        50,027
                                                                 ...............


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--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

Miscellaneous Business Services  11.1%
Aaron Rents (Class A) +                             55,500       $         957
 ................................................................................
Aaron Rents (Class B) +                            800,000              15,500
 ................................................................................
Allied Capital +                                 1,394,000              31,191
 ................................................................................
AMRESCO *                                          320,000               9,580
 ................................................................................
Business Resource Group *+                         380,000               1,223
 ................................................................................
CORT Business *+                                   644,700              25,667
 ................................................................................
Electro Rent *+                                  1,000,000              36,750
 ................................................................................
Insituform Technologies (Class A) *+             1,500,000              11,625
 ................................................................................
Leasing Solutions *+                               442,800              10,572
 ................................................................................
McGrath RentCorp +                               1,298,000              31,477
 ................................................................................
Mine Safety Appliances                             100,600               6,740
 ................................................................................
MYR Group +                                        433,333               5,552
 ................................................................................
Right Management Consultants *+                    500,000               6,469
 ................................................................................
Sealright *+                                       700,000               8,531
 ................................................................................
Shorewood Packaging *                               80,900               2,174
 ................................................................................
Tab Products +                                     400,000               4,950
 ................................................................................
UniFirst                                           350,000               9,822
 ................................................................................
Unitog +                                           592,000              13,283
 ................................................................................
                                                                       232,063
                                                                 ...............
Total Business Services and Transportation                             380,270
                                                                 ...............

ENERGY  2.5%

Energy Services  1.2%
Carbo Ceramics                                     439,200              14,274
 ................................................................................
Newpark Resources *                                150,000               2,625
 ................................................................................
Offshore Logistics *                               150,000               3,235
 ................................................................................
Pitt-DesMoines                                     121,800               4,476
 ................................................................................
                                                                        24,610
                                                                 ...............
Exploration and Production  1.1%
Cross Timbers Oil                                  103,500               2,581
 ................................................................................
Devon Energy                                        71,000               2,734
 ................................................................................
HS Resources *+                                  1,000,000              13,812
 ................................................................................
Ocean Energy *                                     100,000               4,931
 ................................................................................
                                                                        24,058
                                                                 ...............
Gas Transmission  0.2%
Atrion +                                           300,000               4,181
 ................................................................................
                                                                         4,181
                                                                 ...............
Total Energy                                                            52,849
                                                                 ...............

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--------------------------------------------------------------------------------



                                                Shares/Par               Value
--------------------------------------------------------------------------------
                                                                  In thousands

PROCESS INDUSTRIES  7.3%

Diversified Chemicals  0.7%
Aceto +                                            400,000       $       8,300
 ................................................................................
LeaRonal                                           300,000               7,050
 ................................................................................
                                                                        15,350
                                                                 ...............
Specialty Chemicals  3.0%
Furon +                                          1,100,000              22,962
 ................................................................................
Hauser *+                                          600,000               3,488
 ................................................................................
Sybron Chemical *+                                 450,000              15,075
 ................................................................................
Synalloy +                                         530,750               7,862
 ................................................................................
Tuscarora +                                        722,500              12,689
 ................................................................................
                                                                        62,076
                                                                 ...............
Paper and Paper Products  0.9%
Republic Group                                     400,000               6,550
 ................................................................................
Wausau Mosinee Paper                               630,000              12,836
 ................................................................................
                                                                        19,386
                                                                 ...............
Building and Construction  2.7%
Cameron Ashley                                     400,000               6,775
 ................................................................................
Giant Cement *+                                    750,000              17,437
 ................................................................................
Layne Christensen *+                               600,000               7,838
 ................................................................................
Puerto Rican Cement +                              470,000              23,588
 ................................................................................
                                                                        55,638
                                                                 ...............
Total Process Industries                                               152,450
                                                                 ...............


BASIC MATERIALS  3.8%

Metals  1.6%
Cold Metal Products *+                             550,000               2,784
 ................................................................................
Gibraltar Steel *                                  450,000               8,775
 ................................................................................
Lone Star Technologies *                           354,000              10,045
 ................................................................................
Material Sciences *                                550,000               6,703
 ................................................................................
Steel Technologies                                 350,000               4,178
 ................................................................................
                                                                        32,485
                                                                 ...............
Mining  0.9%
Dayton Mining (CAD) *+                           2,200,000               4,263
 ................................................................................
Delta Gold (AUD)                                 1,000,000               1,053
 ................................................................................
East Rand Gold & Uranium (ZAR)                   1,350,000               1,664
 ................................................................................

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--------------------------------------------------------------------------------



                                                      Shares/Par          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Golden Star Resources (CAD) *                          1,400,000  $       4,988
 ................................................................................
Oryx Gold Holdings (ZAR) *                             5,490,000          3,610
 ................................................................................
SAMAX Gold (CAD) *                                       272,300            810
 ................................................................................
TVX Gold *                                               600,000          2,025
 ................................................................................
                                                                         18,413
                                                                 ...............
Miscellaneous Materials  1.3%

Oil-Dri +                                                500,000          8,250
 ................................................................................
Penn Virginia +                                          450,000         13,275
 ................................................................................
Synthetic Industries *                                   237,000          5,925
 ................................................................................
                                                                         27,450
                                                                 ...............
Total Basic Materials                                                    78,348
                                                                 ...............

INVESTMENT COMPANIES  0.4%

First Financial Fund                                     429,690          7,949
 ................................................................................
Total Investment Companies                                                7,949
                                                                 ...............

MISCELLANEOUS COMMON STOCKS  2.6%

Western Water *                                          350,000          3,719
 ................................................................................
Other Miscellaneous Common Stocks                                        51,149
 ................................................................................
Total Miscellaneous Common Stocks                                        54,868
                                                                 ...............

Total Common Stocks (Cost  $1,202,342)                                1,827,999
                                                                 ...............

PREFERRED STOCKS  0.2%

Prime Retail, Cum., 10.50% (Series A)                    180,000          4,950
 ................................................................................

Total Preferred Stocks (Cost  $3,454)                                     4,950
                                                                 ...............

CONVERTIBLE PREFERRED STOCKS  1.2%

Cross Timbers Oil (Series A)                             344,400         12,571
 ................................................................................
International Technology, 7.00% +                        127,900          2,590
 ................................................................................
Prime Retail, 8.50% (Series B)                           300,000          7,200
 ................................................................................
Western Water (Series C)                                   2,030          1,518
 ................................................................................

Total Convertible Preferred Stocks (Cost  $15,997)                       23,879
                                                                 ...............


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

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



                                                                Shares/Par            Value
---------------------------------------------------------------------------------------------
                                                                               In thousands

CONVERTIBLE BONDS  0.5%

Builders Transport, Deb.
        6.50%, 5/1/11 *+                                    $    1,158,000   $          567
 .............................................................................................
        8.00%, 8/15/05 *+                                        1,700,000              884
 .............................................................................................
Glycomed, Sub. Deb., 7.50%, 1/1/03                               2,000,000            1,867
 .............................................................................................
Leasing Solutions, Sub. Notes, 6.875%, 10/1/03 +                 2,000,000            1,890
 .............................................................................................
Offshore Logistics, Sub. Notes (144a) 6.00%, 12/15/03            3,000,000            3,472
 .............................................................................................
PerSeptive Biosystems, Sub. Notes
        (144a) 8.25%, 8/15/01                                    2,000,000            2,065
 .............................................................................................
Richardson Electronics, Sr. Sub. Notes, 7.25%, 12/15/06 +          500,000              423
 .............................................................................................

Total Convertible Bonds (Cost  $10,286)                                              11,168
                                                                             ................


CORPORATE BONDS  0.4%

Delta Financial, 9.50%, 8/1/04                                   3,000,000            2,978
 .............................................................................................
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06                   2,000,000            2,220
 .............................................................................................
Synthetic Industries, Sr. Sub. Notes, 9.25%, 2/15/07             2,000,000            2,100
 .............................................................................................

Total Corporate Bonds (Cost  $7,110)                                                  7,298
                                                                             ................


SHORT-TERM INVESTMENTS  10.1%

Medium-Term Notes  0.5%
Morgan Stanley Group, VR, 6.176%, 3/18/98                       10,000,000           10,010
 .............................................................................................
                                                                                     10,010
                                                                             ................
Money Market Funds 9.0%
Reserve Investment Fund, 5.84% +#                              188,415,921          188,416
 .............................................................................................
                                                                                    188,416
                                                                             ................
Structured Investment Vehicles  0.5%
Short Term Card Account Trust, VR
        (144a) 6.00%, 1/15/98                                   10,000,000           10,000
 .............................................................................................
                                                                                     10,000
                                                                             ................
U.S. Government Obligations  0.1%
U.S. Treasury Bills, 4.955 - 5.61%, 1/22/98 - 4/2/98             2,500,000            2,481
 .............................................................................................
                                                                                      2,481
                                                                             ................

Total Short-Term Investments (Cost  $210,907)                                       210,907
                                                                             ................

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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


                                                                                                      Value
-------------------------------------------------------------------------------------------------------------
                                                                                               In thousands

Total Investments in Securities

99.9% of Net Assets (Cost $1,450,096)                                                          $  2,086,201


Futures Contracts

In thousands
                                             Contract           Contract
                                             Expiration         Value             Gain (Loss)
Long, 80 Russell 2000 Stock Index
contracts, $550,000 of U.S. Treasury Bills
pledged as initial margin                    3/98               $    17,654       $      503
Net payments (receipts) of variation
margin to date                                                                          (399)
                                                                                  ...........

Variation margin receivable
(payable) on open futures contracts                                                                     104

Other Assets Less Liabilities                                                                         1,912
                                                                                               ............

NET ASSETS                                                                                     $  2,088,217
                                                                                               ------------

   +  Affiliated company
   *  Non-income producing
  ++ Securities contain some restrictions as to public resale -- total of such securities at year-end amounts to 0.02% of net assets.
   #  Seven-day yield
 ADR  American Depository Receipt
REIT  Real Estate Investment Trust
  VR  Variable rate
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 0.74% of net assets.
 AUD  Australian dollar
 CAD  Canadian dollar
 ZAR  South African rand


The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 1997

------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
In thousands


Assets

   Investments in securities, at value
      Affiliated companies (cost $825,342)                        $  1,129,105
      Other companies (cost $624,754)                                  957,096
                                                                  ..............
   Total investments in securities                                   2,086,201
   Other assets                                                         13,171
                                                                  ..............
   Total assets                                                      2,099,372
                                                                  ..............

Liabilities

   Total liabilities                                                    11,155
                                                                  ..............
  NET ASSETS                                                      $  2,088,217
                                                                  --------------

  Net Assets Consist of:
   Accumulated net investment income - net of distributions       $        739
   Accumulated net realized gain/loss - net of distributions            12,694
   Net unrealized gain (loss)                                          636,608
   Paid-in-capital applicable to 89,242,600 shares of
   $0.01 par value capital stock outstanding;
   1,000,000,000 shares authorized                                   1,438,176
                                                                  ..............

  NET ASSETS                                                      $  2,088,217
                                                                  --------------

  NET ASSET VALUE PER SHARE                                       $      23.40
                                                                  --------------




The accompanying notes are an integral part of these financial statements.

20
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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------



STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands


                                                                          Year
                                                                         Ended
                                                                      12/31/97
  Investment Income
  Income
   Dividend (including $7,961 from affiliated companies)          $     19,748
   Interest (including $4,333 from affiliated companies)                12,651
                                                                  ..............
   Total income                                                         32,399
                                                                  ..............
  Expenses
   Investment management                                                11,594
   Shareholder servicing                                                 2,807
   Custody and accounting                                                  204
   Prospectus and shareholder reports                                      197
   Registration                                                            150
   Legal and audit                                                          16
   Directors                                                                13
   Miscellaneous                                                            16
                                                                  ..............
   Total expenses                                                       14,997
                                                                  ..............
  Net investment income                                                 17,402
                                                                  ..............

  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
   Securities                                                          110,163
   Futures                                                                (502)
   Foreign currency transactions                                           (51)
                                                                  ..............
   Net realized gain (loss)                                            109,610
                                                                  ..............
  Change in net unrealized gain or loss
   Securities (including $186,487 from affiliated companies)           293,582
   Futures                                                                 446
   Other assets and liabilities
   denominated in foreign currencies                                         3
                                                                  ..............
   Change in net unrealized gain or loss                               294,031
                                                                  ..............
  Net realized and unrealized gain (loss)                              403,641
                                                                  ..............

  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    421,043
                                                                  --------------



The accompanying notes are an integral part of these financial statements.

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--------------------------------------------------------------------------------


----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                           Year
                                                          Ended
                                                       12/31/97       12/31/96

  Increase (Decrease) in Net Assets
  Operations
   Net investment income                             $   17,402    $    15,340
   Net realized gain (loss)                             109,610         61,605
   Change in net unrealized gain or loss                294,031        188,653
                                                     ...........................
   Increase (decrease) in net assets from operations    421,043        265,598
                                                     ...........................

  Distributions to shareholders
   Net investment income                                (16,703)       (15,749)
   Net realized gain                                   (116,072)       (54,759)
                                                     ...........................
   Decrease in net assets from distributions           (132,775)       (70,508)
                                                     ...........................

  Capital share transactions *
   Shares sold                                          587,864        467,160
   Distributions reinvested                             126,742         67,615
   Shares redeemed                                     (324,546)      (256,974)
   Redemption fees received                                  60            513
                                                     ...........................
   Increase (decrease) in net assets from capital
   share transactions                                   390,120        278,314
                                                     ...........................

  Net Assets
  Increase (decrease) during period                     678,388        473,404
  Beginning of period                                 1,409,829        936,425
                                                     ...........................

  End of period                                      $2,088,217    $ 1,409,829
                                                     ---------------------------

* Share information
   Shares sold                                           26,430         26,142
   Distributions reinvested                               5,520          3,482
   Shares redeemed                                      (14,781)       (14,216)
                                                     ...........................
   Increase (decrease) in shares outstanding             17,169         15,408



The accompanying notes are an integral part of these financial statements.

22
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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
                                                               December 31, 1997

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Small-Cap Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on June 30, 1988.

The accompanying financial statements are prepared in accordance with generally accepted accounting principles for the investment company industry; these principles may require the use of estimates by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price on the day the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at amortized cost which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

23
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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

Currency Translation Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included, in Other assets and Liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts At December 31, 1997, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $461,966,000 and $220,579,000, respectively, for the year ended December 31, 1997.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

At December 31, 1997, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,450,096,000, and net unrealized gain aggregated $636,105,000, of which $698,819,000 related to appreciated investments and $62,714,000 to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the manager) provides for an annual investment management fee, of which $1,174,000 was payable at December 31, 1997. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or Rowe Price-Fleming International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.30% for assets in excess of $80 billion. The effective annual group fee rate was 0.32% at December 31, 1997, and 0.33% for the year then ended. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with the manager and two wholly owned subsidiaries of the manager, pursuant to which the fund receives certain other services. The manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $2,499,000 for the year ended December 31, 1997, of which $237,000 was payable at period-end.

25
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T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


The fund may invest in the Reserve Investment Fund and Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by T. Rowe Price and its affiliates and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 1997, totaled $4,156,000 and are reflected as interest income in the accompanying Statement of Operations.

During the year ended December 31, 1997, the fund, in the ordinary course of business, placed security purchase and sale orders aggregating $898,000 with certain affiliates of the manager and paid commissions of $4,000 related thereto.

-----------------------------------------------------------
TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/97
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

 . $16,701,000 from short-term capital gains, and . $99,371,000 from long-term capital gains; of which $32,554,000 was subject to the 20% rate gains category.

For corporate shareholders, 36% of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.
--------------------------------------------------------------------------------

T. ROWE PRICE SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------


---------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of
T. Rowe Price Small-Cap Value Fund, Inc.

We have audited the accompanying statement of assets and liabilities of T. Rowe Price Small-Cap Value Fund, Inc., including the portfolio of investments, as of December 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of T. Rowe Price Small-Cap Value Fund, Inc. as of December 31, 1997, the results of its operations, the changes in its net assets and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.
Baltimore, Maryland
January 21, 1998

T. ROWE PRICE SHAREHOLDER SERVICES
--------------------------------------------------------------------------------



INVESTMENT SERVICES AND INFORMATION


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132 Available Monday through Friday from 8 a.m. to 10 p.m. ET and weekends from 8:30 a.m. to 5 p.m. ET.

In Person  Available in T. Rowe Price Investor Centers.


ACCOUNT SERVICES

Checking Available on most fixed income funds ($500 minimum).

Automatic Investing From your bank account or paycheck.

Automatic Withdrawal  Scheduled, automatic redemptions.

Distribution Options Reinvest all, some, or none of your distributions.

Automated 24-Hour Services Including Tele*Access(R) and T. Rowe Price OnLine.


DISCOUNT BROKERAGE*

Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over regular commission rates.


INVESTMENT INFORMATION

Combined Statement  Overview of your T. Rowe Price accounts.

Shareholder Reports Fund managers' reviews of their strategies and results.

T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

Performance Update Quarterly review of all T. Rowe Price fund results.

Insights Educational reports on investment strategies and financial markets.

Investment Guides Asset Mix Worksheet, College Planning Kit, Diversifying
Overseas: A Guide to International Investing, Personal Strategy Planner, Retirees Financial Guide, and Retirement Planning Kit.


*A division of T. Rowe Price Investment Services, Inc.  Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------


STOCK FUNDS                                     BOND FUNDS
 .........................................       ....................................       .....................................
Domestic                                        Domestic Taxable                           International/Global

Blue Chip Growth                                Corporate Income                           Emerging Markets Bond
Capital Appreciation                            GNMA                                       Global Government Bond
Capital Opportunity                             High Yield                                 International Bond
Diversified Small-Cap Growth                    New Income
Dividend Growth                                 Short-Term Bond                            MONEY MARKET FUNDS
Equity Income                                   Short-Term U.S. Government                 .....................................
Equity Index 500                                Spectrum Income                            Taxable
Extended Equity Market Index                    Summit GNMA
Financial Services                              Summit Limited-Term Bond                   Prime Reserve
Growth & Income                                 U.S. Treasury Intermediate                 Summit Cash Reserves
Growth Stock                                    U.S. Treasury Long-Term                    U.S. Treasury Money
Health Sciences
Media & Telecommunications*                     Domestic Tax-Free                          Tax-Free
Mid-Cap Growth
Mid-Cap Value                                   California Tax-Free Bond                   California Tax-Free Money
New America Growth                              Florida Insured Intermediate Tax-Free      New York Tax-Free Money
New Era                                         Georgia Tax-Free Bond                      Summit Municipal
New Horizons**                                  Maryland Short-Term Tax-Free Bond          Money Market
Real Estate                                     Maryland Tax-Free Bond                     Tax-Exempt Money
Science & Technology                            New Jersey Tax-Free Bond
Small-Cap Stock                                 New York Tax-Free Bond                     BLENDED ASSET FUNDS
Small-Cap Value**                               Summit Municipal Income                    .....................................
Spectrum Growth                                 Summit Municipal Intermediate              Balanced
Total Equity Market Index                       Tax-Free High Yield                        Personal Strategy Balanced
Value                                           Tax-Free Income                            Personal Strategy Growth
                                                Tax-Free Insured                           Personal Strategy Income
International/Global                            Intermediate Bond                          Tax-Efficient Balanced
                                                Tax-Free Short-Intermediate
Emerging Markets Stock                          Virginia Short-Term                        T. ROWE PRICE NO-LOAD
European Stock                                  Tax-Free Bond                              VARIABLE ANNUITY
Global Stock                                    Virginia Tax-Free Bond                     .....................................
International Discovery                                                                    Equity Income Portfolio
International Stock                                                                        International Stock Portfolio
Japan                                                                                      Limited-Term Bond Portfolio
Latin America                                                                              Mid-Cap Growth Portfolio
New Asia                                                                                   New America Growth Portfolio
Spectrum International                                                                     Personal Strategy Balanced Portfolio
                                                                                           Prime Reserve Portfolio

  * Formerly the closed-end New Age Media Fund. Converted to open-end status on 7/28/97.
 ** Closed to new investors.

Please call for a prospectus. Read it carefully before you invest or send money.

The T. Rowe Price No-Load Variable Annuity [#V6021] is issued by Security Benefit Life Insurance Company. In New York, it [#FSB201(11-96)] is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY. T. Rowe Price refers to the underlying portfolios' investment managers and the distributors, T. Rowe Price Investment Services, Inc.; T. Rowe Price Insurance Agency, Inc.; and T. Rowe Price Insurance Agency of Texas, Inc. The Security Benefit Group of Companies and the T. Rowe Price companies are not affiliated. The variable annuity may not be available in all states. The contract has limitations. Call a representative for costs and complete details of the coverage.

For yield, price, last transaction,          Investor Centers:
current balance, or to conduct               101 East Lombard St.
transactions, 24 hours, 7 days               Baltimore, MD 21202
a week, call Tele*Access(R):
1-800-638-2587 toll free                     T. Rowe Price
                                             Financial Center
For assistance with                          10090 Red Run Blvd.
your existing                                Owings Mills, MD 21117
fund account, call:
Shareholder Service Center                   Farragut Square
1-800-225-5132 toll free                     900 17th Street, N.W.
410-625-6500 Baltimore area                  Washington, D.C. 20006

To open a Discount Brokerage                 ARCO Tower
account or obtain information,               31st Floor
call: 1-800-638-5660 toll free               515 South Flower St.
                                             Los Angeles, CA 90071
Internet address:
www.troweprice.com                           4200 West Cypress St.
                                             10th Floor
T. Rowe Price Associates                     Tampa, FL 33607
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for
distribution only to shareholders
and to others who have received
a copy of the prospectus of the
T. Rowe Price Small-Cap Value Fund.


[LOGO OF T. ROWE PRICE APPEARS HERE]


T. Rowe Price Investment Services, Inc., Distributor.